497 1 d497.htm CONTINENTAL ASSURANCE CO SEPARATE ACCOUNT (B)
Pursuant to Rule 497(e)
Registration No. 2-25483
Continental Assurance Company Separate Account (B)
Supplement Dated June 14, 2011 to Prospectus and
Statement of Additional Information dated April 13, 2011

This supplement amends certain information contained in your Continental Assurance Company Separate Account (B) prospectus.  Please read this Supplement carefully and retain it for future reference.
On June 14, 2011, Continental Assurance Company (“CAC") notified Continental Assurance Company Separate Account (B) (“Separate Account (B)”) and the Committee of Separate Account (B) that it was terminating the Second Restated and Amended Investment Advisory Agreement between CAC and SAB (the “Investment Advisory Agreement”), effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future.

The second paragraph of the cover page of the Prospectus (p. 1) has been superseded and replaced with the following:
Separate Account (B) invests its assets primarily in common stocks and securities convertible into common stocks. The primary investment objective of the separate account is the growth of capital in relation to the growth of the economy and the changing value of the dollar. Current investment income is only a secondary objective. Continental Assurance Company currently acts as investment adviser to Separate Account (B). However, On June 14, 2011, CAC notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement, effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future. CNA Investor Services, Inc., an affiliate of Continental Assurance Company, acts as the principal underwriter for Separate Account (B).

The investment adviser and investment advisory fee information under the caption “Summary” in the Prospectus (p. 6) has been superseded and replaced with the following:
The Investment Adviser and Investment Advisory Fee

CAC currently acts as the investment adviser to Separate Account (B). However, On June 14, 2011, CAC notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement, effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future. CAC is a stock life insurance company that was organized under the Illinois insurance code in 1911. CAC maintains its principal office at 333 South Wabash Avenue, Chicago, Illinois 60604. Separate Account (B) is registered as an open-end diversified management investment company under the 1940 Act. CAC currently receives an investment advisory fee at the annual rate of 0.5% of the average daily net asset value of Separate Account (B) for managing its investments.

The portfolio manager information under the caption “Management” in the Prospectus (p. 14) has been superseded and replaced with the following:
Portfolio Manager

The portfolio of Separate Account (B) is managed by a Portfolio Management Committee consisting of Edward J. Lavin, J. Gregory McClain and Matthew J. Krimm. Messrs. Lavin, McClain and Krimm are responsible for the day-to-day management of Separate Account (B)'s portfolio. However, On June 14, 2011, CAC notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement, effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future. If the Committee decides to find another investment advisor and continue Separate Account (B) for the remaining approximately 28 Separate Account (B) participants, the portfolio manager will likely change effective November 1, 2011.

Edward J. Lavin, CFA, is Assistant Vice President of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)'s investment advisor, CAC, and its parent company CCC where he is responsible for the quantification, analysis, reporting and monitoring of various asset classes. From April 2000 to April 2009, he was Director of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)'s investment advisor, CAC, and its parent company CCC. Mr. Lavin has been a member of the Portfolio Management Committee since March 2011. Mr. Lavin will serve as the lead member of the Portfolio Management Committee with respect to portfolio composition.

J. Gregory McClain has been a Director of Finance and Corporate Banking Relations of Separate Account (B)'s investment advisor, CAC, and its parent company CCC, since July 2009, where he is responsible for the financial and operating relationships with CAC's and CCC's banks. Mr. McClain also manages the cash operations of CAC's and CCC's Treasury area. From September 2006 until April 2009, Mr. McClain was Vice President, Senior Treasury Management Sales Officer at Bank of America, where he provided cash management and liquidity solutions for commercial banking clients. From October 2005 until September 2006, he was Vice President, Client Manager at Bank of America. Prior thereto, Mr. McClain was a registered securities representative and licensed broker at Edward Jones. Mr. McClain has been a member of the Portfolio Management Committee since February 2011, where he focuses on portfolio composition.

Matthew J. Krimm, CFA, has been a Senior Analyst in the Portfolio Analytics Group of Separate Account (B)'s investment advisor, CAC, and its parent company CCC, since February 2009, where he is responsible for monitoring and reporting on the risk attributes of CAC's and CCC's portfolio holdings. From August 2008 until February 2009, he was a research analyst for Leavitt Capital Management, Inc., a private investment management firm with an emphasis on various equity and non-equity strategies. At Leavitt Capital, Mr. Krimm assisted in management of their hedge funds and other investment accounts. From May 2006 through August 2008, Mr. Krimm was a research associate and assistant portfolio manager for Rydex Investments, a mutual fund company, focusing on enhanced equity indexing and asset allocation strategies. From May 2005 until May 2006, Mr. Krimm was an Institutional Trade Specialist for Rydex Investments. Mr. Krimm has been a member of the Portfolio Management Committee since February 2011, where he focuses on the risk attributes and composition of the portfolio.

The investment advisory agreement information under the caption “Management” in the Prospectus (p. 14) has been superseded and replaced with the following:
Investment Advisory Agreement

On June 14, 2011, CAC notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement, effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future.
Under the Investment Advisory Agreement, CAC acts as the investment adviser to Separate Account (B). In rendering its services as investment adviser, CAC is responsible to the Committee. CAC, as Separate Account (B)'s investment adviser, provides Separate Account (B) with an investment program complying with the investment objectives, policies and restrictions of Separate Account (B) (see “Description of CAC and Separate Account (B)-Investment Policies and Restrictions”). In carrying out Separate Account

(B)'s investment program, CAC makes the investment decisions and is responsible for the investment and reinvestment of Separate Account (B)'s assets. CAC performs research, statistical analysis, and continuous supervision of Separate Account (B)'s investment portfolio, furnishes office space for Separate Account (B) and pays the salaries and fees of Separate Account (B)'s Committee member and officers who are employed by CAC or any of its affiliated companies. The Investment Advisory Agreement does not require employees of CAC or any of its affiliated companies to devote their exclusive efforts to Separate Account (B)'s business, and it is expected that they will provide investment advisory services for CAC's other customers and for CNAF and its affiliates. A discussion regarding the Committee's approval of the current investment advisory agreement is available in Separate Account (B)'s semi-annual report for the last fiscal year. A discussion regarding the Committee's approval of the continuation of the current investment advisory agreement and recommendation for approval by vote of the Participants at the April 21, 2011 Annual Meeting is available in the proxy notice of Separate Account (B) dated February 25, 2011.

As of December 31, 2010, CAC reported in its statutory basis financial statements total assets of approximately $3.2 billion and capital and surplus of approximately $0.5 billion. CAC operates one other separate account which had total assets aggregating approximately $1.0 billion as of December 31, 2010.

The Modification or Termination of the Contract and Liquidation of Separate Account (B) information under the caption “Description of Group Variable Annuity Contracts” in the Prospectus (p. 16) has been superseded and replaced with the following:
Modification or Termination of the Contract and Liquidation of Separate Account (B)

Each Contract provides that it may be modified or amended in any respect by agreement between CAC and the Contractholder, without the consent of any Participant. However, no such modification or amendment may affect retired Participants in any significant manner, nor may any guarantees previously extended to active Participants be impaired. CAC may also modify or amend any Contract, without the consent of any Contractholder or the consent of any Participant, in order to conform to applicable law or to changes in the operation of Separate Account (B) which have been approved by vote of the Participants or by the Committee.

A Contractholder may elect to terminate a Contract at any time by providing due notice to CAC. If a 403(b) Plan Contract is terminated, the rights of the Participants are the same as on termination of employment or other withdrawal. When a Participant begins to receive annuity payments, his rights are fixed and are not affected by any Contract termination.

On June 14, 2011, CAC notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement, effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future.

If the assets of Separate Account (B) are liquidated, the values of the Accumulation Units in the accounts of all Participants who have not retired will be paid to those Participants by CAC as soon as practicable thereafter, provided that each such Participant shall have the option of requesting that the value of the Accumulation Units in their account be transferred to the fixed income option contract if such contract is being continued in effect, or to a regular non-participating department of CAC, for application to provide a deferred fixed annuity. The interests of all retired Participants in Separate Account (B) will be transferred by the Company to its regular non-participating department and applied to provide fixed annuities in the same form and on the same actuarial basis as the variable annuities then in effect for such Participants. To the extent permitted by the proceeds from liquidation, the amount of each fixed annuity shall be the same as the last variable payment received under the Contract.

The Investment Advisory Services information in the Statement of Additional Information (pages 8-9) has been superseded and replaced with the following:
Investment Advisory Services

On June 14, 2011, CAC notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement, effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future.

All of the voting securities of CAC are owned by CCC, a stock casualty insurance company organized under the Illinois insurance code, located at 333 South Wabash Avenue, Chicago, Illinois 60604. All of the voting securities of CCC are owned by TCC, located at 333 South Wabash Avenue, Chicago, Illinois 60604. All of the voting securities of TCC are owned by CNAF, a Delaware corporation, located at 333 South Wabash Avenue, Chicago, Illinois 60604. Loews Corporation, a Delaware corporation, located at 667 Madison Avenue, New York, New York 10021-8087, owned approximately 90% of the outstanding voting stock of CNAF as of March 7, 2011.

Pursuant to the Investment Advisory Agreement, CAC provides Separate Account (B) with an investment program. The investment program complies with the investment objectives, policies and restrictions of Separate Account (B) and, in carrying out such program, CAC makes the investment decisions of Separate Account (B) and is responsible for the investment and reinvestment of Separate Account (B)'s assets. CAC performs research, statistical analysis and continuous supervision of Separate Account (B)'s investment portfolio, and CAC also furnishes office space for Separate Account (B) and pays the salary of the Committee Member who is employed by CAC or any of its affiliated companies. In return for its advisory services, Separate Account (B) pays CAC a fee at an annual rate of 0.50 of 1% of the average daily net asset value of Separate Account (B). Fees for investment advisory services were paid to CAC from Separate Account (B) for the past three years as follows: 2010, $141,609; 2009, $141,214; and 2008, $184,754. Although the fee is payable monthly, to date CAC has, with its consent, been paid quarterly. Separate Account (B)'s net assets on December 31, 2010, 2009, and 2008, were $22,575,210, $30,717,140 and $26,558,532.

The Investment Advisory Agreement may be terminated at any time by either party, without the payment of any penalty, on sixty days' prior written notice. On June 14, 2011, CAC notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement, effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future. In the event the Investment Advisory Agreement is terminated, the assets of Separate Account (B) may be liquidated. In the event of such liquidation, the interest of any retired Participant in Separate Account (B) will be transferred by CAC to its regular reserves, and CAC will pay a fixed annuity for the lifetime of the Participant in the same form as the variable annuity held. Participants who are not retired will be offered an option to receive a lump sum settlement or to receive an immediate or deferred fixed annuity. Under Section 1035(a)(3) of the Internal Revenue Code, no gain or loss will be recognized on the exchange of a variable annuity for the fixed annuity. Liquidation of Separate Account (B) upon termination of the Investment Advisory Agreement may have adverse federal income tax consequences for a Participant electing to receive a lump sum settlement since the full amount of the settlement received may be taxable as ordinary income realized in the year of receipt.

Under a separate agreement with Separate Account (B), CNA Investor Services Inc., an affiliate of CAC, acts as principal underwriter of Separate Account (B). CAC pays CNA Investor Services Inc. an annual fee of $5,000 to perform underwriting services for Separate Account (B).

Under a separate agreement with Separate Account (B), CAC performs all administrative functions relative to Separate Account (B) and the variable annuity contracts of Separate Account (B). The amounts earned by CAC for these functions rendered to Separate Account (B) for each of the years 2010, 2009 and 2008 were $1,725, $2,745, and $2,934. The agreement covering administrative services does not cover the services covered by the Investment Advisory Agreement.

Although CAC no longer offers new Contracts to employers or other eligible entities and most Participants are not allowed under the Contracts to make additional Purchase Payments, it continues to honor and to service existing Contracts with eligible entities and Participants and to accept Purchase Payments from Participants who are allowed to make them under such Contracts. A Participant may make Purchase Payments as described in the prospectus at any time and under conditions described in the contract from CAC because the offering of the units is continuous.

CAC believes the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by CAC.

The Portfolio Manager information in the Statement of Additional Information (page 9) has been superseded and replaced with the following:
Portfolio Manager

The portfolio of Separate Account (B) is managed by a Portfolio Management Committee consisting of Edward J. Lavin, J. Gregory McClain and Matthew J. Krimm. Messrs. Lavin, McClain and Krimm are responsible for the day-to-day management of Separate Account (B)'s portfolio. However, On June 14, 2011, CAC notified Separate Account (B) and the Committee of Separate Account (B) that it was terminating the Investment Advisory Agreement, effective November 1, 2011. As a result, CAC will liquidate the assets in Separate Account (B) for approximately 79 participants holding certain annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated. The Committee will evaluate whether to find another investment advisor and continue Separate Account (B) or to liquidate the remaining approximately 28 Separate Account (B) participants who hold annuity contracts with language requiring the liquidation of Separate Account (B) assets if the Advisory Agreement is terminated by the Committee, and will make its decision in the near future. If the Committee decides to find another investment advisor and continue Separate Account (B) for the remaining approximately 28 Separate Account (B) participants, the portfolio manager will likely change effective November 1, 2011.

Edward J. Lavin, CFA, is Assistant Vice President of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)'s investment advisor, CAC, and its parent company CCC where he is responsible for the quantification, analysis, reporting and monitoring of various asset classes. From April 2000 to April 2009, he was Director of Investment Analysis and Derivatives Accounting in the Investments Area of Separate Account (B)'s investment advisor, CAC, and its parent company CCC. Mr. Lavin has been a member of the Portfolio Management Committee since March 2011. Mr. Lavin will serve as the lead member of the Portfolio Management Committee with respect to portfolio composition.

J. Gregory McClain has been a Director of Finance and Corporate Banking Relations of Separate Account (B)'s investment advisor, CAC, and its parent company CCC, since July 2009, where he is responsible for the financial and operating relationships with CAC's and CCC's banks. Mr. McClain also manages the cash operations of CAC's and CCC's Treasury area. From September 2006 until April 2009, Mr. McClain was Vice President, Senior Treasury Management Sales Officer at Bank of America, where he provided cash management and liquidity solutions for commercial banking clients. From October 2005 until September 2006, he was Vice President, Client Manager at Bank of America. Prior thereto, Mr. McClain was a registered securities representative and licensed broker at Edward Jones. Mr. McClain has been a member of the Portfolio Management Committee since February 2011, where he focuses on portfolio composition.

Matthew J. Krimm, CFA, has been a Senior Analyst in the Portfolio Analytics Group of Separate Account (B)'s investment advisor, CAC, and its parent company CCC, since February 2009, where he is responsible for monitoring and reporting on the risk attributes of CAC's and CCC's portfolio holdings. From August 2008 until February 2009, he was a research analyst for Leavitt Capital Management, Inc., a private investment management firm with an emphasis on various equity and non-equity strategies. At Leavitt Capital, Mr. Krimm assisted in management of their hedge funds and other investment accounts. From May 2006 through August 2008, Mr. Krimm was a research associate and assistant portfolio manager for Rydex Investments, a mutual fund company, focusing on enhanced equity indexing and asset allocation strategies. From May 2005 until May 2006, Mr. Krimm was an Institutional Trade Specialist for Rydex Investments. Mr. Krimm has been a member of the Portfolio Management Committee since February 2011, where he focuses on the risk attributes and composition of the portfolio.

Due to their roles with CAC and CCC, Messrs. Lavin, McClain and Krimm only devote a portion of their time and resources to Separate Account (B).

The Portfolio Management Committee is not primarily responsible for the day-to-day management of portfolios or other accounts. Messrs. Lavin, McClain and Krimm do not receive any compensation directly from Separate Account (B). Separate Account (B), however, does pay certain fees to CAC, whose parent company CCC pays 100% of Messrs. Lavin's, McClain's and Krimm's compensation (e.g., salary, annual incentive bonus, long-term incentive compensation, retirement plans and other welfare and benefit plan arrangements). Messrs. Lavin's, McClain's and Krimm's salary is fixed while their compensation from the annual incentive bonus, if applicable, and long-term incentive compensation, if applicable, varies depending on their contributions to

CNAF and CNAF's financial results. None of Messrs. Lavin's, McClain's and Krimm's compensation is directly based on the performance of Separate Account (B) on either a pre-tax or after-tax basis nor is it based on the value of assets held in Separate Account (B). The dollar range of equity securities in Separate Account (B) beneficially owned by Messrs. Lavin, McClain and Krimm as of March 31, 2011 is: none.

This supplement must be accompanied by, or read in conjunction with, the Prospectus dated April 13, 2011. Please keep this Supplement for future reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this post-effective amendment to its Registration Statement on Form N-3 to be signed on its behalf by the undersigned, in the City of Chicago, and State of Illinois, on the 14th day of June, 2011.

CONTINENTAL ASSURANCE COMPANY
SEPARATE ACCOUNT (B)

By:	/s/ Edward J. Lavin
Edward J. Lavin, Chairman of Committee

CONTINENTAL ASSURANCE COMPANY

By:	s/ Thomas F. Motamed
Thomas F. Motamed, Chairman, Chief Executive Officer and President

SIGNATURE	TITLE	DATE
/s/ Edward J. Lavin	Chairman and Member of Committee of Separate Account (B)	June 14, 2011
Edward J. Lavin

/s/ Richard T. Fox by Lynne Gugenheim as attorney-in-fact	Member of Committee of Separate Account (B)	June 14, 2011
Richard T. Fox

/s/ Petrine J. Nielsen by Lynne Gugenheim as attorney-in-fact	Member of Committee of Separate Account (B)	June 14, 2011
Petrine J. Nielsen

/s/ Peter J. Wrenn by Lynne Gugenheim as attorney-in-fact	Member of Committee of Separate Account (B)	June 14, 2011
Peter J. Wrenn

SIGNATURE	TITLE	DATE

/s/ Thomas C. Scott by Lynne Gugenheim as attorney-in-fact	(Principal Executive Officer of Separate Account (B))	June 14, 2011
Thomas C. Scott

/s/ Lawrence J. Boysen by Lynne Gugenheim as attorney-in-fact	(Principal Financial and Accounting Officer of Separate Account (B))	June 14, 2011
Lawrence J. Boysen

/s/ Michael P. Coffey	Chief Compliance Officer of Separate Account (B)	June 14, 2011
Michael P. Coffey

/s/ Thomas F. Motamed	Director, Chairman of the Board, Chief Executive Officer and President of Continental Assurance Company (Principal Executive Officer)	June 14, 2011
Thomas F. Motamed

/s/ George R. Fay by Lynne Gugenheim as attorney-in-fact	Executive Vice President, Worldwide Property and Casualty Claim of Continental Assurance Company	June 14, 2011
George R. Fay

/s/ Larry A. Haefner by Lynne Gugenheim as attorney-in-fact	Director, Executive Vice President and Chief Actuary of Continental Assurance Company	June 14, 2011
Larry A. Haefner

/s/ Jonathan D. Kantor by Lynne Gugenheim as attorney-in-fact	Director, Executive Vice President, General Counsel and Secretary of Continental Assurance Company	June 14, 2011
Jonathan D. Kantor

/s/ Robert A. Lindemann by Lynne Gugenheim as attorney-in-fact	President and Chief Operating Officer, CNA Commercial of Continental Assurance Company	June 14, 2011
Robert A. Lindemann

/s/ D. Craig Mense by Lynne Gugenheim as attorney-in-fact	Director, Executive Vice President and Chief Financial Officer of Continental Assurance Company (Principal Financial and Accounting Officer)	June 14, 2011
D. Craig Mense

SIGNATURE	TITLE	DATE
/s/ Thomas Pontarelli by Lynne Gugenheim as attorney-in-fact	Director, Executive Vice President and Chief Administration Officer of Continental Assurance Company	June 14, 2011
Thomas Pontarelli

/s/ Timothy J. Szerlong by Lynne Gugenheim as attorney-in-fact	President, World Wide Field Operations of Continental Assurance Company	June 14, 2011
Timothy J. Szerlong

/s/ Peter W. Wilson by Lynne Gugenheim as attorney-in-fact	President and Chief Operating Officer, CNA Specialty of Continental Assurance Company	June 14, 2011
Peter W. Wilson